Document and Entity Information	Nov. 22, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001758766
Document Type	8-K
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	STEM, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39455
Entity Tax Identification Number	85-1972187
Entity Address, Address Line One	100 California St.
Entity Address, Address Line Two	14th Fl
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	1-877
Local Phone Number	374-7836
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001
Trading Symbol	STEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false